Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2020 Fund
December 31, 2022
Z20-NPRT3-0323
1.9884237.105
Domestic Equity Funds - 23.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	212,386	2,119,611
Fidelity Series Commodity Strategy Fund (a)	2,952	310,993
Fidelity Series Large Cap Growth Index Fund (a)	98,919	1,338,379
Fidelity Series Large Cap Stock Fund (a)	89,695	1,482,651
Fidelity Series Large Cap Value Index Fund (a)	199,710	2,753,996
Fidelity Series Small Cap Opportunities Fund (a)	57,790	674,406
Fidelity Series Small Capital Core Fund (a)	500	4,891
Fidelity Series Value Discovery Fund (a)	68,887	1,016,779
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,274,337)		9,701,706

International Equity Funds - 24.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	50,873	667,960
Fidelity Series Emerging Markets Fund (a)	48,261	373,540
Fidelity Series Emerging Markets Opportunities Fund (a)	215,325	3,363,371
Fidelity Series International Growth Fund (a)	103,783	1,479,942
Fidelity Series International Index Fund (a)	60,330	618,384
Fidelity Series International Small Cap Fund (a)	31,212	463,189
Fidelity Series International Value Fund (a)	147,442	1,478,845
Fidelity Series Overseas Fund (a)	136,288	1,480,090
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,352,454)		9,925,321

Bond Funds - 50.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	102,608	952,200
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	470,947	3,626,293
Fidelity Series Corporate Bond Fund (a)	259,102	2,308,600
Fidelity Series Emerging Markets Debt Fund (a)	29,598	217,253
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	8,259	71,769
Fidelity Series Floating Rate High Income Fund (a)	4,719	41,434
Fidelity Series Government Bond Index Fund (a)	373,552	3,406,797
Fidelity Series High Income Fund (a)	27,221	219,404
Fidelity Series International Credit Fund (a)	9	66
Fidelity Series International Developed Markets Bond Index Fund (a)	195,972	1,648,125
Fidelity Series Investment Grade Bond Fund (a)	355,493	3,501,605
Fidelity Series Investment Grade Securitized Fund (a)	275,456	2,446,046
Fidelity Series Long-Term Treasury Bond Index Fund (a)	361,965	2,121,114
Fidelity Series Real Estate Income Fund (a)	10,951	103,374
TOTAL BOND FUNDS (Cost $22,198,825)		20,664,080

Short-Term Funds - 2.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.35% (a)(b)	246,038	246,038
Fidelity Series Short-Term Credit Fund (a)	3,043	29,059
Fidelity Series Treasury Bill Index Fund (a)	55,516	552,386
TOTAL SHORT-TERM FUNDS (Cost $828,281)		827,483

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $43,653,897)	41,118,590
NET OTHER ASSETS (LIABILITIES) - 0.0%	10
NET ASSETS - 100.0%	41,118,600

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2,970	1,257,187	231,595	48,524	(4,671)	(71,691)	952,200
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	18,212	5,552,149	1,329,015	240,196	(67,585)	(547,468)	3,626,293
Fidelity Series Blue Chip Growth Fund	13,744	3,352,967	946,105	88,616	(56,975)	(244,020)	2,119,611
Fidelity Series Canada Fund	4,972	1,129,109	383,892	22,060	(24,391)	(57,838)	667,960
Fidelity Series Commodity Strategy Fund	3,900	1,413,424	561,997	416,303	(417,827)	(126,507)	310,993
Fidelity Series Corporate Bond Fund	14,991	3,412,059	962,502	53,470	(35,671)	(120,277)	2,308,600
Fidelity Series Emerging Markets Debt Fund	1,351	313,878	83,911	8,259	(5,988)	(8,077)	217,253
Fidelity Series Emerging Markets Debt Local Currency Fund	440	100,186	29,792	-	(1,157)	2,092	71,769
Fidelity Series Emerging Markets Fund	2,546	600,183	178,882	9,875	(13,571)	(36,736)	373,540
Fidelity Series Emerging Markets Opportunities Fund	22,940	5,444,283	1,704,987	83,470	(121,638)	(277,227)	3,363,371
Fidelity Series Floating Rate High Income Fund	265	60,269	18,058	1,883	(356)	(686)	41,434
Fidelity Series Government Bond Index Fund	20,971	5,004,064	1,431,295	41,131	(41,269)	(145,674)	3,406,797
Fidelity Series Government Money Market Fund 4.35%	1,348	437,990	193,300	2,665	-	-	246,038
Fidelity Series High Income Fund	1,580	327,644	93,199	9,630	(5,140)	(11,481)	219,404
Fidelity Series Inflation-Protected Bond Index Fund	2,897	65,485	68,068	109	(198)	(116)	-
Fidelity Series International Credit Fund	76	3	-	4	-	(13)	66
Fidelity Series International Developed Markets Bond Index Fund	8,303	2,413,170	681,170	12,790	(21,413)	(70,765)	1,648,125
Fidelity Series International Growth Fund	9,960	2,325,258	813,272	52,828	(29,291)	(12,713)	1,479,942
Fidelity Series International Index Fund	4,220	945,170	308,846	16,943	(20,254)	(1,906)	618,384
Fidelity Series International Small Cap Fund	3,111	699,678	197,540	29,080	(15,237)	(26,823)	463,189
Fidelity Series International Value Fund	10,091	2,278,153	729,556	51,731	(60,533)	(19,310)	1,478,845
Fidelity Series Investment Grade Bond Fund	22,056	5,159,307	1,468,183	76,321	(48,682)	(162,893)	3,501,605
Fidelity Series Investment Grade Securitized Fund	15,455	3,605,323	1,026,682	41,395	(35,393)	(112,657)	2,446,046
Fidelity Series Large Cap Growth Index Fund	8,667	2,052,490	630,579	21,087	(24,868)	(67,331)	1,338,379
Fidelity Series Large Cap Stock Fund	9,662	2,351,353	769,833	115,047	(47,918)	(60,613)	1,482,651
Fidelity Series Large Cap Value Index Fund	18,511	4,375,291	1,531,169	101,668	(59,126)	(49,511)	2,753,996
Fidelity Series Long-Term Treasury Bond Index Fund	11,428	3,294,927	868,530	38,723	(49,885)	(266,826)	2,121,114
Fidelity Series Overseas Fund	10,045	2,323,065	817,176	27,822	(40,974)	5,130	1,480,090
Fidelity Series Real Estate Income Fund	936	199,842	78,572	10,216	(6,197)	(12,635)	103,374
Fidelity Series Short-Term Credit Fund	1,351	95,137	66,749	477	(535)	(145)	29,059
Fidelity Series Small Cap Opportunities Fund	4,650	1,074,177	371,566	41,900	(14,002)	(18,853)	674,406
Fidelity Series Small Capital Core Fund	-	4,891	-	-	-	-	4,891
Fidelity Series Treasury Bill Index Fund	4,046	731,038	181,921	5,891	(155)	(622)	552,386
Fidelity Series Value Discovery Fund	6,839	1,643,577	604,718	54,439	(16,521)	(12,398)	1,016,779
	262,534	64,042,727	19,362,660	1,724,553	(1,287,421)	(2,536,590)	41,118,590

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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